CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 10,379	¥ 66,025	$ 7,273	¥ 46,268		¥ 131,978	¥ 152,789
Due from inter-companies	0	0		2,698
Total current assets	85,478	543,759		624,951
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB1,050,724 and RMB975,507 as of September 30, 2014 and 2015, respectively)	154,972	985,829		1,064,870
Current liabilities
Due to related parties	6,647	42,284		11,711
Other payables and accrued expenses	7,907	50,298		67,953
Total current liabilities	99,687	634,140		704,611
Long-term loan	6,441	40,972		31,023
Total liabilities	109,262	695,051		755,283
Total stockholders’ equity	45,710	290,778		309,587		320,245	313,432
Total liabilities and equity	154,972	985,829		1,064,870
Parent Company [Member]
Current assets
Cash and cash equivalents	54	341	$ 106	671		¥ 4,332	¥ 1,991
Other receivables	0	3		3
Prepaid expenses	76	481		0
Due from inter-companies	19,778	125,815		123,601
Total current assets	19,908	126,640		124,275
Investment in unconsolidated subsidiaries	20,438	130,013		145,500
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB1,050,724 and RMB975,507 as of September 30, 2014 and 2015, respectively)	40,346	256,653		269,775
Current liabilities
Due to related parties	238	1,511		1,459
Other payables and accrued expenses	0	0		14
Total current liabilities	238	1,511		1,473
Long-term loan	2,193	13,948		12,305
Total liabilities	2,431	15,459		13,778
Total stockholders’ equity		241,194		255,997	$ 37,915
Total liabilities and equity	$ 40,346	¥ 256,653		¥ 269,775